UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

TICKER: TANDX

Semi-Annual Shareholder Report

December 31, 2024

This semi-annual shareholder report contains important information about Castle Tandem Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.castleim.com/tandx/literature/. You can also request this information by contacting us at 1-877-743-7820.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Castle Tandem Fund	$61	1.18%
How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	One Year	Five Years	Inception(A) (03/15/2019)
Castle Tandem Fund	7.64%	7.85%	8.88%
S&P 500® Index	25.02%	14.53%	15.36%
(A)	The Castle Tandem Fund commenced operations on March 15, 2019.
Fund Statistics
Net Assets ($)	$30,353,671
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	5%
Total Advisory Fees Paid ($)	$158,701
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Goldman Sachs FS Government Fund Institutional Class	7.03%
United States Treasury 3.93% Due 01/14/2025	4.93%
Cboe Global Markets, Inc.	4.83%
Visa Inc. - Class A	4.16%
United States Treasury 3.46% Due 01/07/2025	4.11%
Intercontinental Exchange, Inc.	3.68%
FactSet Research Systems, Inc.	3.64%
ResMed, Inc.	3.54%
Abbott Laboratories	3.39%
United States Treasury 4.10% Due 01/21/2025	3.29%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and liabilities in excess of other assets.
Availability of Additional Information about the Fund

Additional information is available at https://www.castleim.com/tandx/literature/, including its:

· Prospectus

· Holdings

· Financial Information

· Proxy Voting information

· Updated Performance
Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-877-743-7820 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Castle Tandem Fund
		Schedule of Investments
	December 31, 2024 (Unaudited)
Shares / Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
3,500	Expeditors International of Washington, Inc.	$ 387,695	1.28%

Cable & Other Pay Television Services
20,400	Comcast Corporation - Class A	765,612	2.52%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
6,100	The J.M. Smucker Company	671,732	2.21%

Electric Services
12,300	NextEra Energy Inc.	881,787	2.91%

Electronic Connectors
12,900	Amphenol Corporation - Class A	895,905	2.95%

Industrial Instruments For Measurement, Display, and Control
700	Roper Technologies, Inc.	363,895	1.20%

Insurance Agents, Brokers & Services
7,400	Brown & Brown, Inc.	754,948	2.49%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,300	Steris PLC (Ireland)	883,908	2.91%

Pharmaceutical Preparations
9,100	Abbott Laboratories	1,029,301
4,600	Johnson & Johnson	665,252
1,800	Zoetis Inc. - Class A	293,274
		1,987,827	6.55%

Refuse Systems
2,300	Republic Services, Inc.	462,714
3,600	Waste Connections, Inc. (Canada)	617,688
		1,080,402	3.56%

Retail - Variety Stores
500	Costco Wholesale Corporation	458,135	1.51%

Security & Commodity Brokers, Dealers, Exchanges & Services
7,500	Cboe Global Markets, Inc.	1,465,500
7,500	Intercontinental Exchange, Inc.	1,117,575
		2,583,075	8.51%

Security Brokers, Dealers & Flotation Companies
650	BlackRock, Inc.	666,321	2.20%

Services - Business Services, NEC
2,300	Accenture PLC - Class A (Ireland)	809,117
1,600	Mastercard Incorporated - Class A	842,512
4,000	Visa Inc. - Class A	1,264,160
		2,915,789	9.61%

Services - Computer Integrated Systems Design
5,400	Jack Henry & Associates, Inc.	946,620	3.12%

Services - Computer Processing & Data Preparation
1,600	Automatic Data Processing, Inc.	468,368
1,600	Verisk Analytics, Inc.	440,688
		909,056	2.99%

Services - Computer Programming, Data Processing, Etc.
2,300	FactSet Research Systems, Inc.	1,104,644	3.64%

Services - Management Consulting Services
19,600	Genpact Limited (Bermuda)	841,820	2.77%

Services - Prepackaged Software
1,800	Microsoft Corporation	758,700	2.50%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,000	Church & Dwight Co.	523,550	1.72%

Surgical & Medical Instruments & Apparatus
3,500	Becton, Dickinson and Company	794,045
4,700	ResMed, Inc.	1,074,843
2,600	Stryker Corporation	936,130
		2,805,018	9.24%

Water Supply
18,800	Essential Utilities, Inc.	682,816	2.25%

Total for Common Stocks (Cost - $16,002,628)		23,869,255	78.64%

REAL ESTATE INVESTMENT TRUSTS
10,400	Terreno Realty Corporation	615,056	2.03%
	(Cost - $565,215)

GOVERNMENT SECURITIES
1,250,000	United States Treasury 3.46% Due 01/07/2025 * **	1,249,289
1,500,000	United States Treasury 3.93% Due 01/14/2025 * **	1,497,904
1,000,000	United States Treasury 4.10% Due 01/21/2025 * **	997,761
	(Cost - $3,744,443)	3,744,954	12.33%

MONEY MARKET FUNDS
2,133,899	Goldman Sachs FS Government Fund Institutional
	Class 4.36% ***	2,133,899	7.03%
	(Cost - $2,133,899)

	Total Investments	30,363,164	100.03%
	(Cost - $22,446,185)

	Liabilities in Excess of Other Assets	(9,493)	-0.03%

	Net Assets	$ 30,353,671	100.00%

* Zero coupon bond. Coupon rate disclosed represents yield at December 31, 2024.
** Level 2 Security.
*** The Yield shown represents the 7-day yield at December 31, 2024.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Castle Tandem Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2024

Assets:
Investments at Fair Value	$ 30,363,164
(Cost - $22,446,185)
Receivables:
Dividends	18,964
Shareholder Purchases	2,499
Total Assets	30,384,627
Liabilities:
Accrued Advisory Fees	26,203
Accrued Service Fees	4,753
Total Liabilities	30,956
Net Assets	$ 30,353,671

Net Assets Consist of:
Paid In Capital	$ 22,058,449
Total Distributable Earnings	8,295,222
Net Assets, for 844,061 Shares Outstanding	$ 30,353,671
(Unlimited shares authorized)
Net Asset Value, Offering and Redemption Price Per Share
($30,353,671/844,061 shares)	$ 35.96

Statement of Operations (Unaudited)
For the six month period ended December 31, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $324)	$ 327,478
Total Investment Income	327,478
Expenses:
Advisory Fees	158,701
Service Fees	92,046
Excise Tax	573
Total Expenses	251,320
Less: Expenses Waived	(63,480)
Net Expenses	187,840

Net Investment Income	139,638

Realized and Unrealized Gain on Investments
Realized Gain on Investments	482,270
Net Change in Unrealized Appreciation on Investments	1,408,506
Net Realized and Unrealized Gain on Investments	1,890,776

Net Increase in Net Assets from Operations	$ 2,030,414

The accompanying notes are an integral part of these financial statements.

Castle Tandem Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2024	7/1/2023
	to	to
	12/31/2024	6/30/2024
From Operations:
Net Investment Income	$ 139,638	$ 329,631
Net Realized Gain on Investments	482,270	740,585
Change in Net Unrealized Appreciation	1,408,506	469,014
Increase in Net Assets from Operations	2,030,414	1,539,230

From Distributions to Shareholders:	(1,092,216)	(717,106)

From Capital Share Transactions:
Proceeds From Sale of Shares	4,131,872	8,156,281
Shares Issued on Reinvestment of Dividends	918,153	545,654
Cost of Shares Redeemed	(6,766,955)	(13,561,556)
Net Decrease from Shareholder Activity	(1,716,930)	(4,859,621)

Net Decrease in Net Assets	(778,732)	(4,037,497)

Net Assets at Beginning of Period	31,132,403	35,169,900
Net Assets at End of Period	$ 30,353,671	$ 31,132,403

Share Transactions:
Issued	110,501	236,853
Reinvested	25,349	15,890
Redeemed	(181,996)	(396,510)
Net Decrease in Shares	(46,146)	(143,767)
Shares Outstanding Beginning of Period	890,207	1,033,974
Shares Outstanding End of Period	844,061	890,207

The accompanying notes are an integral part of these financial statements.

Castle Tandem Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2024		7/1/2023	7/1/2022	7/1/2021	7/1/2020	7/1/2019
	to		to	to	to	to	to
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020
Net Asset Value -
Beginning of Period	$ 34.97		$ 34.01	$ 31.42	$ 34.03	$ 28.62	$ 26.28
Net Investment Income (a)	0.17		0.33	0.26	0.07	0.11	0.20
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	2.16		1.36	2.98	(1.04)	5.40	2.24
Total from Investment Operations	2.33		1.69	3.24	(0.97)	5.51	2.44

Distributions (From Net Investment Income)	(0.37)		(0.33)	(0.17)	(0.07)	(0.08)	(0.09)
Distributions (From Realized Capital Gains)	(0.97)		(0.40)	(0.48)	(1.57)	(0.02)	(0.01)
Total Distributions	(1.34)		(0.73)	(0.65)	(1.64)	(0.10)	(0.10)

Net Asset Value -
End of Period	$ 35.96		$ 34.97	$ 34.01	$ 31.42	$ 34.03	$ 28.62
Total Return (c)	6.62%	*	5.00%	10.35%	(3.31)%	19.30%	9.31%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 30,354		$ 31,132	$ 35,170	$ 32,688	$ 42,243	$ 20,238

Before Waiver
Ratio of Expenses to Average Net Assets	1.58%	**	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.48%	**	0.57%	0.38%	(0.20)%	(0.04)%	0.32%
After Waiver
Ratio of Expenses to Average Net Assets	1.18%	**	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of Net Investment Income to Average Net Assets	0.88%	**	0.97%	0.78%	0.20%	0.36%	0.72%
Portfolio Turnover Rate	5.41%	*	11.43%	13.64%	25.25%	14.85%	41.69%

* Not Annualized.
** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of these financial statements.

CASTLE TANDEM FUND
December 31, 2024
(Unaudited)

1.) ORGANIZATION
Castle Tandem Fund (the “Fund”) was organized as a diversified series of the PFS Funds (the “Trust”) on March 5, 2019, and commenced operations on March 15, 2019. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011 (the “Trust Agreement”). The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of multiple separate and distinct portfolio series the assets and liabilities of which are separate and distinct from the assets and liabilities of the other series portfolios of the Trust. As of December 31, 2024, there were ten series authorized by the Trust. The investment adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the sub-adviser to the Fund is Tandem Investment Advisors, Inc. (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser and Sub-Adviser to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for its day-to-day management. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.

The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION:
The net asset value (the "NAV") is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2024, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER:
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including real estate investment companies). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Designee, subject to review of the Board, and are categorized in level 2 or level 3, when appropriate.

Fixed Income Securities. Fixed income securities are valued using prices provided by a pricing service approved by the Board. If the Fund's Valuation Designee determines that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined under the fair value pricing procedures below.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2024:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,869,255	$ -	$ -	$ 23,869,255
Real Estate Investment Trusts	615,056	-	-	615,056
Government Securities	-	3,744,954	-	3,744,954
Money Market Funds	2,133,899	-	-	2,133,899
Total	$ 26,618,210	$ 3,744,954	$ -	$ 30,363,164

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended December 31, 2024.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2024.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 1.00% of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-adviser fee. For the six month period ended December 31, 2024, the Adviser received management fees totaling $158,701. At December 31, 2024, the Fund owed $26,203 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), underlying fund fees and expenses, and extraordinary or non-recurring expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust with resect to the Fund; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the SEC, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period December 31, 2024, the Adviser earned service fees of $92,046. At December 31, 2024, the Fund owed the Adviser service fees of $4,753. Beginning March 15, 20219, the Adviser has contractually agreed to waive Services Agreement fees by 0.40% of its average daily net assets. The Services Agreement fee waiver will automatically terminate on October 31, 2025 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2025. The waiver may be terminated by the Board of Trustees. For its services the Adviser received services fees, after waivers, of 0.18% of the average daily net assets of the Fund for the six month period ended December 31, 2024. A total of $63,480 in service fees was waived for the six month period ended December 31, 2024.

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were paid a total of $3,000 in Trustees’ fees for the six month period ended December 31, 2024 by the Adviser. The Trustees who are not interested persons of the Fund were each paid $875, except Mr. Allen Brown who retired effective September 6, 2024 and was paid $375.

The Chief Compliance Officer (“CCO”) of the Fund was paid $3,108 in CCO fees for the six month period ended December 31, 2024, by the Adviser.

6.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,381,299 and $5,165,448, respectively. Purchases and sales of U.S. Government obligations aggregated $31,644,669 and $32,000,000, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab & Co., Inc. and National Financial Services, LLC, each held for the benefit of their customers, in the aggregate, 32.86% and 31.29%, respectively, of Fund shares. The Trust does not know whether the foregoing entity or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2024 was $22,446,185.

At December 31, 2024, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	Depreciation		Net Appreciation/(Depreciation)
$8,106,548	($189,569)		$7,916,979

The tax character of distributions was as follows:

	Six Months Ended		Fiscal Year Ended
	December 31, 2024		June 30, 2024
Ordinary Income	$ 301,824		$ 324,901
Long-Term Capital Gain	790,392		392,205
	$ 1,092,216		$ 717,106

9.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 2/24/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 2/24/2025

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 2/24/2025